Financial risk management - Disclosure of Maturity Profile of Financial Liabilities Explanatory (Detail) - EUR (€) € in Millions	Sep. 30, 2022	Sep. 30, 2021
Disclosure Of Maturity Profile Of Financial Liabilities Explanatory [Line Items]
Financial liabilities to financial institutions	€ 116.8	€ 87.0
Lease liabilities	159.6	62.3
Other financial liabilities	112.5	25.5
Trade payables	195.5	102.7
Inflow from Hedges	29.2	13.5
Outflow from Hedges	(31.2)	(13.8)
Total	582.3	277.1
Less Than One Year
Disclosure Of Maturity Profile Of Financial Liabilities Explanatory [Line Items]
Financial liabilities to financial institutions	9.9	1.3
Lease liabilities	23.4	11.0
Other financial liabilities	18.9	15.4
Trade payables	194.9	102.7
Inflow from Hedges	29.2	12.2
Outflow from Hedges	(31.2)	(12.5)
Total	245.0	130.0
Within 1-5 years
Disclosure Of Maturity Profile Of Financial Liabilities Explanatory [Line Items]
Financial liabilities to financial institutions	106.9	85.7
Lease liabilities	81.4	33.2
Other financial liabilities	93.6	10.1
Trade payables	0.6	0.0
Inflow from Hedges	0.0	1.2
Outflow from Hedges	0.0	(1.3)
Total	282.6	128.9
More than five years
Disclosure Of Maturity Profile Of Financial Liabilities Explanatory [Line Items]
Financial liabilities to financial institutions	0.0	0.0
Lease liabilities	54.7	18.1
Other financial liabilities	0.0	0.0
Trade payables	0.0	0.0
Inflow from Hedges	0.0	0.0
Outflow from Hedges	0.0	0.0
Total	54.7	18.1
Carrying amount
Disclosure Of Maturity Profile Of Financial Liabilities Explanatory [Line Items]
Financial liabilities to financial institutions	107.9	81.6
Lease liabilities	144.2	60.9
Other financial liabilities	105.3	25.5
Trade payables	195.5	102.7
Inflow from Hedges	(2.0)	(0.4)
Outflow from Hedges	0.0	0.0
Total	€ 550.8	€ 270.3